Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting

Note 12 - Segment Reporting

We realize revenue primarily through the sale of automotive rubber and plastic sealing strips with two sales channels. The Company managed and reviewed its business as two operating and reporting segments: direct supply and indirect supply models.

The Company’s segment information as of and for nine months as well as three months ended September 30, 2023 and 2022 as following:

	For the nine months ended September 30,		For the three months ended September 30,
	2023	2022	2023	2022
	(Unaudited)		(Unaudited)
Revenue:
Direct supply model	$1,250,979	$3,641,039	$30,663	1,443,070
Indirect supply model	5,014,282	4,229,247	1,779,678	510,034
Total	6,265,261	7,870,286	1,810,341	1,953,104

Gross profit:
Direct supply model	13%	19%	(417)%	22%
Indirect supply model	(1)%	(2)%	(3)%	(3)%
Total	2%	8%	(10)%	18%

Income(loss) from operations:
Direct supply model	(163,189)	182,709	(181,652)	156,840
Indirect supply model	(101,890)	(210,110)	(62,227)	(44,377)
Corporate	(161,371)	(88,220)	(60,282)	(36,468)
Total	(426,450)	(115,621)	(304,161)	75,995

Net income(loss)
Direct supply model	(328,268)	10,620	(238,407)	92,834
Indirect supply model	(101,890)	(210,110)	(62,227)	(44,376)
Corporate	(161,371)	(88,220)	(60,282)	(36,468)
Total	$(591,529)	$(287,710)	$(360,916)	$11,990

	September 30, 2023	December 31, 2022

Reportable assets
Direct supply model	$13,176,782	$14,066,203
Indirect supply model	4,986,212	4,665,735
Corporate	947	22,938

All long-term assets are managed under a direct supply model by the chief operating decision maker.

Note 12 - Segment Reporting

We realize revenue primarily through the sale of automotive rubber and plastic sealing strips with two sales channels. The Company managed and reviewed its business as two operating and reporting segments: direct supply and indirect supply models.

The business line distribution of the Company’s information as of and for the years ended December 31, 2022 and 2021, as following:

	For the years ended December 31
	2022	2021

Revenue:
Direct supply model	$5,259,447	$2,980,431
Indirect supply model	5,388,728	11,620,129
Total	10,648,175	14,600,560

Gross profit:
Direct supply model	35%	4%
Indirect supply model	(6)%	(11)%
	14%	(8)%

Income(loss) from operations:
Direct supply model	1,702,897	(1,421,478)
Indirect supply model	(1,030,836)	(1,440,756)
Corporate	(159,332)	(62,311)

Net income(loss)
Direct supply model	1,490,210	(1,666,458)
Indirect supply model	(568,468)	(1,440,756)
Corporate	(159,332)	(62,311)

	December 31,	December 31,
	2022	2021

Reportable assets
Direct supply model	$14,066,203	$12,077,692
Indirect supply model	4,665,735	2,918,850
Corporate	22,938	1,230

All long-term assets are managed under direct supply model by the chief operating decision maker.